Employee Benefit Plans - Additional Information (Detail) In Millions, except Share data, unless otherwise specified	6 Months Ended	12 Months Ended					12 Months Ended				12 Months Ended													12 Months Ended						12 Months Ended		6 Months Ended	12 Months Ended	6 Months Ended		6 Months Ended					1 Months Ended	6 Months Ended		12 Months Ended
	Dec. 31, 2010 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Jun. 30, 2010 USD ($)	Dec. 31, 2012 South Deep Gold Mine USD ($)	Dec. 31, 2011 South Deep Gold Mine USD ($)	Dec. 31, 2012 Performance Shares USD ($)	Dec. 31, 2011 Stock Appreciation Rights ZAR	Dec. 31, 2010 Stock Appreciation Rights ZAR	Jun. 30, 2010 Stock Appreciation Rights ZAR	Dec. 31, 2012 Gold Fields Limited 2012 Share Plan Performance Shares	Dec. 31, 2012 Gold Fields Limited 2012 Share Plan Bonus Share Maximum	Dec. 31, 2012 Gold Fields Limited 2012 Share Plan Bonus Share Minimum	Dec. 31, 2012 2005 Share Plan USD ($)	Dec. 31, 2012 2005 Share Plan ZAR	Dec. 31, 2011 2005 Share Plan USD ($)	Dec. 31, 2011 2005 Share Plan ZAR	Dec. 31, 2010 2005 Share Plan USD ($)	Dec. 31, 2010 2005 Share Plan ZAR	Jun. 30, 2010 2005 Share Plan USD ($)	Jun. 30, 2010 2005 Share Plan ZAR	Jun. 30, 2009 2005 Share Plan USD ($)	Jun. 30, 2009 2005 Share Plan ZAR	Dec. 31, 2012 2005 Share Plan Stock Appreciation Rights USD ($)	Dec. 31, 2012 2005 Share Plan Stock Appreciation Rights ZAR	Dec. 31, 2012 2005 Share Plan Stock Appreciation Rights Maximum	Dec. 31, 2012 2005 Share Plan Restricted Stock	Dec. 31, 2012 GF Management Incentive Scheme ZAR	Dec. 31, 2012 GF Management Incentive Scheme USD ($)	Dec. 31, 2012 GF Management Incentive Scheme Maximum ZAR	Dec. 31, 2012 GF Management Incentive Scheme Minimum ZAR	Dec. 31, 2010 Broad-based BEE consortium (BEECO)	Dec. 31, 2012 Broad-based BEE consortium (BEECO)	Dec. 31, 2010 Broad-based BEE consortium (BEECO) South Deep Gold Mine USD ($)	Dec. 31, 2011 Broad-based BEE consortium (BEECO) South Deep Gold Mine USD ($)	Dec. 31, 2010 Broad-based BEE consortium (BEECO) Preferred Stock Dividends South Deep Gold Mine USD ($)	Dec. 31, 2010 Broad-based BEE consortium (BEECO) Equity Component Equivalent South Deep Gold Mine USD ($)	Dec. 31, 2010 Broad-based BEE consortium (BEECO) Common Class B South Deep Gold Mine ZAR	Dec. 31, 2010 Broad-based BEE consortium (BEECO) Employee Stock Option Person	Dec. 22, 2010 Broad-based BEE consortium (BEECO) Employee Stock Option ZAR	Dec. 23, 2010 Broad-based BEE consortium (BEECO) GFI Mining South Africa (Proprietary) Limited ZAR	Dec. 31, 2010 Broad-based BEE consortium (BEECO) GFI Mining South Africa (Proprietary) Limited USD ($)	Dec. 31, 2010 Broad-based BEE consortium (BEECO) GFI Mining South Africa (Proprietary) Limited Excluding South Deep	Jun. 30, 2008 Gold Fields Limited 2005 Non-Executive Director Share Plan USD ($)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Cost of providing retirement benefits for defined contribution plans	$ 43.0	$ 92.8	$ 87.8	$ 76.0
Share-based compensation allocation expense	27.0	77.7	66.4	53.9			0																											115.5		21.2	94.3					10.2
Share vesting period							3 years																	3 years	3 years		3 years
Internal target performance percentage											85.00%
Performance shares settlement increased percentage											200.00%
Bonus share settlement period												18 months	9 months
Options exercisable																								0	0
Expiration period from grant date																										6 years				7 years
Options outstanding, average exercise price								119.17	93.89	90.84				$ 12.53	107.37	$ 13.27	107.91	$ 15.63	105.53	$ 14.00	106.00	$ 13.83	111.50	$ 12.53	107.48			86.51	$ 10.09
Options to purchase ordinary shares, outstanding																													75,500
Options, exercise prise range, lower limit																												63.65
Options, exercise prise range, upper limit																												140.66
Option expiration date																														Jul. 02, 2013	Dec. 21, 2012
Option exercising term																												Each option may normally only be exercised by a participant on the following bases: (1) after two years have elapsed from the date on which the option was accepted by the participant, in respect of not more than one-third of the ordinary shares which are the subject of that option; (2) after three years have elapsed from the date on which the option was accepted by the participant, in respect of not more than a further one-third (representing two-thirds cumulatively) of the ordinary shares which are the subject of that option; and (3) after four years have elapsed from the date on which the option was accepted by the participant, in respect of all the ordinary shares which are the subject of that option, subject to revision by the Board of Directors.
Issued ordinary share capital reserved for issuance under all share schemes, percentage																												5.00%
Shares reserved for issuance																													35,309,563
Options, exercise prise range																														127.80	97.00
Incremental fair value resulting from the modification amounts																																												0.5
Compensation cost related to awards not yet recognized under all four schemes		96.7
Compensation cost related to awards not yet recognized under all four schemes, period of recognition		3 years
Stock Ownership Per Regulatory Requirement, percentage																																	26.00%	10.00%				10.00%				10.75%	1.00%
Equity Empowerment Transactions, description																																Gold Fields implemented three empowerment transactions which are aimed at complying with the 2014 BEE equity ownership targets.
South african equity empowerment transactions	297.6
Share-based compensation costs, Stock Ownership Plan																																										171.9
Employee stock ownership plan, shares issued																																									600,000	13,500,000
Employee stock ownership plan, number of employees																																							47,000
Share-based compensation costs, closing price																																								122.79	118.51
Employee stock ownership plan, market discount rate																																							25.80%
Employee stock ownership plan, minimum restriction period																																							15 years
Percent of ownership interest acquired																																					100.00%
Number of shares issued		729,536,813	723,735,186																																			10,000,000
Ordinary dividend entitlement, per share																																						2
Ordinary shares conversion basis																																						The Class B ordinary shares will convert one-third after ten years and a third thereafter on each fifth year anniversary. For accounting purposes, the dividend represents a liability of Gold Fields to the Class B ordinary shareholders and qualifies as a share-based compensation.
Number Class B ordinary shares will be converted after ten years																																						33.00%
Number Class B ordinary shares will be converted on each fifth year anniversary																																						33.00%
Dividends payable			$ 3.0		$ 2.3	$ 3.4																												$ 2.3	$ 3.4
Effective interest rate used to discount future dividend payments																																						9.55%